Fair Value Measurements (Tables)	7 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary Of Assets And Liabilities Measured at Fair Value Recurring Basis
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$230,003,925	$230,003,925	$—	$—